PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

31.   PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	15,058	1,510	219
Prepayments and other current assets	121	24,271	3,519
Amounts due from subsidiaries	298,900	—	—
Total current assets	314,079	25,781	3,738
Total assets	314,079	25,781	3,738

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short term loan	14,625	32,417	4,700
Long-term debts due within one year	—	111,028	16,098
Accrued expenses and other liabilities	13,924	11,649	1,689
Derivative liability	—	5,290	767
Amounts due to subsidiaries	1,559,394	1,729,363	250,735
Total current liabilities	1,587,943	1,889,747	273,989
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	90,389	—	—
Derivative liability	5,863	—	—
Total liabilities	1,684,195	1,889,747	273,989

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-96,565,584 as of December 31, 2021 and 2022; outstanding shares-84,463,737 and 84,463,737 as of December 31, 2021 and 2022, respectively)	68	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares‑45,787,948; issued shares-45,787,948 and 45,787,948 as of December 31, 2021 and 2022; outstanding shares- 45,787,948 and 45,787,948 as of December 31, 2021 and 2022, respectively)	37	37	5
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2021 and 2022, respectively)	(7)	(7)	(1)
Additional paid-in capital	1,936,552	1,930,633	279,915
Accumulated other comprehensive income (loss)	(29,496)	(27,766)	(4,026)
Accumulated deficit	(3,277,270)	(3,766,931)	(546,154)
Total shareholders’ equity (deficit)	(1,370,116)	(1,863,966)	(270,251)
Total liabilities and shareholders’ equity (deficit)	314,079	25,781	3,738

Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(23,598)	(14,428)	5,242	760
Selling expenses	(2,969)	(2,090)	(524)	(76)
Operating loss	(26,567)	(16,518)	4,718	684
Equity in loss of subsidiaries	(621,932)	(793,117)	(605,175)	(87,741)
Interest income	588	—	—	—
Interest expense	(3,036)	(1,459)	(10,394)	(1,507)
Changes in fair value of derivatives	—	—	1,055	153
Other income, net	—	—	96,609	14,007
Foreign exchange gain(loss)	(18,962)	(9,527)	23,526	3,411
Net loss	(669,909)	(820,621)	(489,661)	(70,993)
Other comprehensive income (loss), net of tax of nil foreign currency translation adjustments	50,856	14,821	(53,964)	(7,824)
Total other comprehensive (loss) income	50,856	14,821	(53,964)	(7,824)
Comprehensive loss	(619,053)	(805,800)	(543,625)	(78,817)

Condensed statements of cash flows

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	9,041	(9,301)	(2,047)	(297)
Net cash (used in) generated from investing activities	(7,468)	(88,546)	(29,335)	(4,253)
Net cash (used in) generated from financing activities	—	110,876	16,591	2,405

Exchange rate effect on cash	(34)	(50)	1,243	181

Net (decrease) increase in cash	1,539	12,979	(13,548)	(1,964)
Cash at beginning of the year	540	2,079	15,058	2,183

Cash at end of the year	2,079	15,058	1,510	219

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries profit or loss as “Equity in loss of subsidiaries” on the statements of comprehensive income loss. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.